UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2016

Date of reporting period:	12/31/2015

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 85.3%
CHINA (INCLUDING HONG KONG AND MACAU SAR) — 63.2%
Agricultural Bank of China Ltd. (Class “H” Shares) (Banking)	4,082,000	$1,669,659
Anhui Conch Cement Co. Ltd. (Class “H” Shares) (Materials)	180,000	484,255
BAIC Motor Corp. Ltd. (Class “H” Shares) (Consumer Discretionary)	1,963,000	1,965,520
Bank of China Ltd. (Class “H” Shares) (Banking)	8,835,000	3,944,375
Belle International Holdings Ltd. (Consumer Discretionary)	1,619,000	1,215,809
BOC Hong Kong Holdings Ltd. (Banking)	709,000	2,168,154
Cheung Kong Property Holdings Ltd. (Real Estate-Developers)	213,656	1,389,444
China Construction Bank Corp. (Class “H” Shares) (Banking)	5,341,000	3,659,423
China High Speed Transmission Equipment Group Co. Ltd. (Industrials)	1,510,000	1,215,786
China Life Insurance Co. Ltd. (Class “H” Shares) (Insurance)	1,336,000	4,318,269
China Lilang Ltd. (Consumer Discretionary)	1,891,000	1,395,671
China Machinery Engineering Corp. (Class “H” Shares) (Industrials)	894,000	656,365
China Overseas Land & Investment Ltd. (Real Estate-Developers)	1,016,000	3,565,809
China Power International Development Ltd. (Utilities)	4,097,000	2,368,315
China Resources Cement Holdings Ltd. (Materials)	1,766,000	542,329
China Resources Power Holdings Co. Ltd. (Utilities)	1,278,622	2,487,935
China Shenhua Energy Co. Ltd. (Class “H” Shares) (Energy)	397,500	624,712
China State Construction International Holdings Ltd. (Industrials)	210,000	364,720
China Vanke Co. Ltd. (Class “H” Shares) (Real Estate-Developers)	589,838	1,760,146
Chongqing Changan Automobile Co. Ltd. (Class “B” Shares) (Consumer Discretionary)	372,978	822,953
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	479,000	788,645
CIFI Holdings Group Co. Ltd. (Real Estate-Developers)	6,042,000	1,348,722
CK Hutchison Holdings Ltd. (Industrials)	182,156	2,458,503
CSI Properties Ltd. (Real Estate-Developers)	30,750,000	1,051,445
Dalian Wanda Commercial Properties Co. Ltd. (Class “H” Shares) (Real Estate-Developers)	312,900	1,826,920
Daqin Railway Co. Ltd. (Class “A” Shares) (Industrials)	707,300	938,913
Dongfeng Motor Group Co. Ltd. (Class “H” Shares) (Consumer Discretionary)	442,000	590,850
EGL Holdings Co. Ltd. (Consumer Discretionary)	2,246,000	747,696
Far East Consortium International Ltd. (Real Estate-Developers)	2,977,938	1,133,530
Far East Horizon Ltd. (Financials)	864,000	803,793
HKT Trust & HKT Ltd. (Stapled Shares) (Telecommunication Services)	949,000	1,212,263
Hopefluent Group Holdings Ltd. (Real Estate-Developers)	4,568,000	1,279,032
Huadian Power International Corp. Ltd. (Class “H” Shares) (Utilities)	910,000	592,964
Hui Xian Real Estate Investment Trust (Real Estate Investment Trusts)	982,739	503,961
Jiangnan Group Ltd. (Industrials)	9,962,000	1,953,825
Lee & Man Chemical Co. Ltd. (Industrials)	1,246,000	369,778
Longfor Properties Co. Ltd. (Real Estate-Developers)	1,790,000	2,669,970
MGM China Holdings Ltd. (Consumer Discretionary)	339,200	424,544
Modern Beauty Salon Holdings Ltd. (Consumer Discretionary)	5,368,000	342,857
Oi Wah Pawnshop Credit Holdings Ltd. (Banking)	7,680,000	490,526
PetroChina Co. Ltd. (Class “H” Shares) (Energy)	1,440,000	943,891
Pico Far East Holdings Ltd. (Consumer Discretionary)	1,730,000	468,771
Qingdao Port International Co. Ltd. (Class “H” Shares) (Industrials)	4,248,000	1,896,514
Shimao Property Holdings Ltd. (Real Estate-Developers)	411,500	731,669
Sino Land Co. Ltd. (Real Estate-Developers)	596,000	873,615
Sinomax Group Ltd. (Consumer Discretionary)	13,310,000	1,391,101
Sinopec Engineering Group Co. Ltd. (Class “H” Shares) (Industrials)	2,739,000	2,339,621
SITC International Holdings Co. Ltd. (Industrials)	2,021,000	1,071,775
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	2,846,025	1,858,167
Spring Real Estate Investment Trust (Real Estate Investment Trusts)	1,632,000	638,055
Springland International Holdings Ltd. (Consumer Discretionary)	1,608,000	371,394
Sun Hung Kai Properties Ltd. (Financials)	79,000	954,110
Time Watch Investments Ltd. (Consumer Discretionary)	2,404,000	335,007
TK Group Holdings Ltd. (Industrials)	3,786,000	1,074,729
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	2,344,000	629,095
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class “H” Shares) (Information Technology)	1,322,000	1,603,448
Yangzijiang Shipbuilding Holdings Ltd. (Telecommunication Services)	1,737,800	1,348,177
Yuexiu Real Estate Investment Trust (Real Estate Investment Trusts)	441,000	236,716

		76,914,241

INDONESIA — 0.6%
PT Bank Mandiri Persero Tbk (Banking)	923,300	619,552
PT Nusa Raya Cipta Tbk (Industrials)	1,482,800	67,229

		686,781

MALAYSIA — 1.8%
Airasia Bhd (Industrials)	2,167,600	651,264
Mah Sing Group Bhd (Real Estate-Developers)	1,722,625	581,765
Nam Cheong Ltd. (Industrials)	2,717,300	258,717
Signature International Bhd (Consumer Discretionary)	730,300	312,974
UOA Development Bhd (Real Estate-Developers)	751,300	360,470

		2,165,190

PHILIPPINES — 0.7%
Leisure & Resorts World Corp. (Consumer Discretionary)	1,593,200	258,339
Premium Leisure Corp. (Diversified Financial Services)	10,364,000	140,962
Semirara Mining and Power Corp. (Energy)	181,540	526,622

		925,923

SINGAPORE — 5.1%
AIMS AMP Capital Industrial REIT (Real Estate Investment Trusts)	267,056	258,976
Asian Pay Television Trust (Consumer Discretionary)	1,053,300	475,430
CapitaLand Commercial Trust Ltd. (Real Estate Investment Trusts)	505,600	481,388
CapitaLand Retail China Trust (Real Estate Investment Trusts)	334,300	351,299
China Merchants Holdings Pacific Ltd. (Industrials)	655,000	404,207
Croesus Retail Trust (Real Estate Investment Trusts)	825,158	471,386
DBS Group Holdings Ltd. (Banking)	173,500	2,042,256
Ezion Holdings Ltd. (Energy)	1,285,100	552,867
Frasers Commercial Trust (Real Estate Investment Trusts)	697,200	624,476
Wing Tai Holdings Ltd. (Real Estate-Developers)	487,400	603,277

		6,265,562

SOUTH KOREA — 7.4%
BGF retail Co. Ltd. (Consumer Staples)	7,749	1,133,388
Binggrae Co. Ltd. (Consumer Staples)	1,959	114,444
Dongbu Insurance Co. Ltd. (Insurance)	32,657	1,957,944
GS Retail Co. Ltd. (Consumer Staples)	30,172	1,384,379
It’s Skin Co. Ltd.* (Retail)	704	91,861
Korea Electric Power Corp. (Utilities)	28,437	1,212,614
Korea Ratings Corp. (Banking)	2,615	112,401
Maeil Dairy Industry Co. Ltd. (Consumer Staples)	1,778	67,023
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	27,993	734,113
SK Telecom Co. Ltd. (Telecommunication Services)	11,877	2,182,844

		8,991,011

TAIWAN — 3.5%
Farglory Land Development Co. Ltd. (Real Estate-Developers)	338,000	352,437
Johnson Health Tech Co. Ltd. (Consumer Discretionary)	163,825	263,341
Largan Precision Co. Ltd. (Information Technology)	17,000	1,174,841
Mega Financial Holding Co. Ltd. (Banking)	884,410	572,159
Mercuries Life Insurance Co. Ltd. (Financials)	434,653	238,188
Superalloy Industrial Co. Ltd. (Consumer Discretionary)	119,955	444,075
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	271,000	1,179,803

		4,224,844

THAILAND — 3.0%
AP Thailand PCL (Real Estate-Developers)	2,238,000	332,730
AP Thailand PCL, NVDR (Real Estate-Developers)	213,100	31,682
Bangchak Petroleum PCL (The) (Energy)	1,318,700	1,209,312
Digital Telecommunication Growth Infrastructure Fund (Class “F” Shares) (Telecommunication Services)	1,034,600	356,511
Jasmine Broadband Internet Infrastructure Fund (Class “F” Shares) (Capital Markets)	1,387,500	352,803
Namyong Terminal PCL (Industrials)	33,200	14,577
Somboon Advance Technology PCL (Consumer Discretionary)	1,228,400	553,011
Star Petroleum Refining PCL* (Oil & Gas)	326,200	82,037
Supalai PCL (Real Estate-Developers)	3,100	1,568
Supalai PCL (Real Estate-Developers)	1,431,200	723,853

		3,658,084

TOTAL COMMON STOCKS (cost $111,690,508)		103,831,636

	Units
PARTICIPATORY NOTES† — 3.6%
China (including Hong Kong and Macau SAR)
Midea Group Ltd. (Class “A” Shares), expiring 12/22/16 (Financials)	175,600	887,519
Daqin Railway Co. Ltd. (Class “A” Shares), expiring 03/11/16 (Industrials)	200,000	265,492
Gree Electric Appliances, Inc. of Zhuhai (Class “A” Shares), expiring 03/10/16 (Industrials)	880,747	3,099,216
Haier Co. Ltd. (Class “A” Shares), expiring 02/23/16 (Consumer Staples)	57,900	88,451

TOTAL PARTICIPATORY NOTES (cost $4,239,841)		4,340,678

	Shares
PREFERENCE SHARES — 10.5%
South Korea
Amorepacific Corp. (Consumer Staples)	17,759	3,483,493
CJ CheilJedang Corp. (Consumer Staples)	2,002	373,065
Hyundai Motor Co. (Consumer Discretionary)	6,994	596,478
LG Corp. (Industrials)	52,161	2,088,575
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,337	3,104,914
Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	19,417	3,129,771

TOTAL PREFERENCE SHARES (cost $8,860,917)		12,776,296

	Units
WARRANTS* (a)
Malaysia
Mah Sing Group Bhd, expiring 02/21/20 (cost $0) (Real Estate-Developers)	423,637	15,294

TOTAL LONG-TERM INVESTMENTS (cost $124,791,266)		120,963,904

SHORT-TERM INVESTMENT — 1.9%

	Shares
MONEY MARKET MUTUAL FUND
JPMorgan Prime Money Market Fund/Premier (cost $2,372,894)	2,372,894	2,372,894

TOTAL INVESTMENTS — 101.3% (cost $127,164,160)(b)	123,336,798
Liabilities in excess of other assets — (1.3)%	(1,556,509)

NET ASSETS — 100.0%	$121,780,289

The following abbreviations are used in the quarterly report:

NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	Participatory notes represented 3.6% of net assets and BOCI Financial Products Limited is the counterparty to the Fund and issuer of the securities.
(a)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2015.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$127,599,762

Appreciation	9,811,576
Depreciation	(14,074,540)

Net Unrealized Depreciation	$(4,262,964)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SAR)	$75,154,095	$—	$1,760,146
Indonesia	686,781	—	—
Malaysia	2,165,190	—	—
Philippines	925,923	—	—
Singapore	6,265,562	—	—
South Korea	8,991,011	—	—
Taiwan	4,224,844	—	—
Thailand	33,250	3,624,834	—
Participatory Notes
China (including Hong Kong and Macau SAR)	—	4,340,678	—
Preference Shares
South Korea	12,776,296	—	—
Warrants
Malaysia	—	—	15,294
Money Market Mutual Fund	2,372,894	—	—

Total	$113,595,846	$7,965,512	$1,775,440

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants
Balance as of 03/31/15	$—	$—
Realized gain (loss)	1,028,711	—
Change in unrealized appreciation (depreciation)*	(638,400)	(3,008)
Purchases	—	—
Sales	(3,438,490)	—

Accrued discount/premium	—	—
Transfers into Level 3	4,808,325	18,302
Transfers out of Level 3	—	—

Balance as of 12/31/15	$1,760,146	$15,294

*	Of which, $(641,408) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of December 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	1,760,146	Stale Pricing	Unadjusted Last Trade Price
Warrants	15,294	Stale Pricing	Unadjusted Last Trade Price

	$1,775,440

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$4,808,325	L1 to L3	Last Trade Price to Stale Pricing
Warrants	$18,302	L1 to L3	Last Trade Price to Stale Pricing

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2015 were as follows:

Industrials	17.4%
Real Estate-Developers	16.9
Consumer Discretionary	13.5
Banking	12.6
Insurance	7.8
Consumer Staples	5.5
Utilities	5.4
Telecommunication Services	4.2
Semiconductors & Semiconductor Equipment	4.1
Energy	3.1
Real Estate Investment Trusts	2.9
Financials	2.4
Information Technology	2.2
Money Market Mutual Fund	1.9
Materials	0.8
Capital Markets	0.3
Diversified Financial Services	0.1
Retail	0.1
Oil & Gas	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 of the fair value hierarchy.

Common stocks and preference shares traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common stocks and preference shares discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date February 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 18, 2016

*	Print the name and title of each signing officer under his or her signature.